Note 5 - Beneficial Conversion Feature Amounts (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended
	Mar. 13, 2014	Jan. 21, 2014	Oct. 07, 2013	Nov. 26, 2013	Dec. 31, 2014
October 7, 2013	$ 500	$ 1,000	$ 1,000	$ 1,000	$ 3,500
October 7, 2013	561,799	1,123,595	1,123,595	1,123,595	3,932,584
Debt Instrument, Convertible, Conversion Price	$ 1.54	$ 1.39	$ 0.95	$ 1.01
October 7, 2013	$ 333	$ 487	$ 51	$ 107	$ 978